IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

THE HUNTINGTON FUNDS
HUNTINGTON SITUS SMALL CAP FUND
INVESTMENT A SHARES, INVESTMENT B SHARES, TRUST SHARES
NOTICE TO SHAREHOLDERS AND SUPPLEMENT TO CURRENT PROSPECTUSES DATED MAY 1, 2007

Effective January 24, 2008, the Huntington Situs Small Cap Fund ("Fund") will
change its name to the Huntington Situs Fund.   The Fund will change its
investment strategy to focus on U.S. and foreign equity securities whose situs, or geographical locations, give them a competitive advantage and the potential to outperform, regardless of market capitalization. While smaller companies tend to be best positioned to outperform due to situs factors and the Fund will be permitted to invest an unlimited percentage of its assets in equity securities of small capitalization companies, the Fund will no longer be required to invest at least 80% of its assets in equity securities of small capitalization companies.

Accordingly, please make the following changes to your Prospectuses for Investment A Shares, Investment B Shares and Trust Shares:

1. Change all current references to the Fund as "Situs Small Cap Fund" to read "Situs Fund."

2. Delete the following items from the "Fund Summary" and replace them with the following:

INVESTMENT GOAL:  To seek long-term capital appreciation

INVESTMENT FOCUS: Diversified portfolio of equity securities of domestic and foreign companies

PRINCIPAL INVESTMENT STRATEGY: Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

SHARE PRICE VOLATILITY:  Moderate to High

INVESTMENT STRATEGY
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of U.S. companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.

In managing the Fund's portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth. Additionally, the Advisor emphasizes both growth and value in seeking companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.

The Advisor applies a "top down" strategy in stock selection (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

3. Under the section entitled "Fund Summary" in the sub-section entitled "What are the main risks of investing in this Fund?" please add the following risk description:

Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


                                                                November 2, 2007




Cusip 446327488
Cusip 446327470
Cusip 446327462
37674 (11/07)




                                      - 1 -



THE HUNTINGTON FUNDS
HUNTINGTON SITUS SMALL CAP FUND
INVESTMENT A SHARES, INVESTMENT B SHARES, TRUST SHARES
SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

Effective January 24, 2008, the Huntington Situs Small Cap Fund ("Fund") will change its name to the Huntington Situs Fund.

Accordingly, please make the following changes to your Statement of Additional
Information:

1. Change all current references to the Fund as "Situs Small Cap Fund" to read "Situs Fund."

2. Add the following to end of the second paragraph under the heading "How are the Funds Organized?":

      "Effective January 24, 2008, the Huntington Situs Small Cap Fund ("Fund") will change its name to the Huntington Situs Fund in connection with changes to its investment strategy to focus on U.S. and foreign equity securities whose situs, or geographical locations, give them a competitive advantage and the potential to outperform, regardless of market capitalization. While smaller companies tend to be best positioned to outperform due to situs factors and the Fund will be permitted to invest an unlimited percentage of its assets in equity securities of small capitalization companies, the Fund will no longer be required to invest at least 80% of its assets in equity securities of small capitalization companies."

3.    In  the  "Investment   Restrictions"   section,   under   non-
fundamental investment policies of
indicated  Fund,  delete  the paragraph on page 42 relating to Situs
Small Cap Fund in its   entirety.




                                                                November 2, 2007

37675 (11/07)




                                      - 1 -



IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

THE HUNTINGTON FUNDS
HUNTINGTON VA SITUS SMALL CAP FUND
________________________________________________________________________________
NOTICE TO SHAREHOLDERS AND SUPPLEMENT TO CURRENT PROSPECTUS DATED MAY 1, 2007

Effective January 24, 2008, the Huntington VA Situs Small Cap Fund ("Fund") will
change its name to the Huntington VA Situs Fund.   The Fund will change its
investment strategy to focus on U.S. and foreign equity securities whose situs, or geographical locations, give them a competitive advantage and the potential to outperform, regardless of market capitalization. While smaller companies tend to be best positioned to outperform due to situs factors and the Fund will be permitted to invest an unlimited percentage of its assets in equity securities of small capitalization companies, the Fund will no longer be required to invest at least 80% of its assets in equity securities of small capitalization companies.

Accordingly, please make the following changes to your Prospectus:

1. Change all current references to the Fund as "VA Situs Small Cap Fund" to read "VA Situs Fund."

2. Delete the following items from the "Fund Summary" and replace them with the following:

INVESTMENT GOAL:  To seek long-term capital appreciation

INVESTMENT FOCUS: Diversified portfolio of equity securities of domestic and foreign companies

PRINCIPAL INVESTMENT STRATEGY: Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

SHARE PRICE VOLATILITY:  Moderate to High

INVESTMENT STRATEGY
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of U.S. companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.

In managing the Fund's portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth. Additionally, the Advisor emphasizes both growth and value in seeking companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.

The Advisor applies a "top down" strategy in stock selection (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

3. Under the section entitled "Fund Summary" in the sub-section entitled "What are the main risks of investing in this Fund?" please add the following risk description:

Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

                                                                November 2, 2007




Cusip 446771883
37676 (11/07)






                                      - 1 -



THE HUNTINGTON FUNDS
HUNTINGTON VA SITUS SMALL CAP FUND
________________________________________________________________________________
SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

Effective January 24, 2008, the Huntington VA Situs Small Cap Fund ("Fund") will change its name to the Huntington VA Situs Fund.

Accordingly, please make the following changes to your Statement of Additional
Information:

1. Change all current references to the Fund as "VA Situs Small Cap Fund" to read "VA Situs Fund."

2. Add the following to end of the second paragraph under the heading "How are the Funds Organized?":

      "Effective January 24, 2008, the Huntington VA Situs Small Cap Fund ("Fund") will change its name to the Huntington VA Situs Fund in connection with changes to its investment strategy to focus on U.S. and foreign equity securities whose situs, or geographical locations, give them a competitive advantage and the potential to outperform, regardless of market capitalization. While smaller companies tend to be best positioned to outperform due to situs factors and the Fund will be permitted to invest an unlimited percentage of its assets in equity securities of small capitalization companies, the Fund will no longer be required to invest at least 80% of its assets in equity securities of small capitalization companies."

3.    In  the   "Investment   Restrictions"   section,   under  non-
fundamental investment policies of
indicated Fund, delete the paragraph on page 32 relating to VA Situs
Small Cap Fund in   its entirety.

                                                                November 2, 2007

37677 (11/07)



                                      - 1 -